Commitments and contingencies (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 29, 2022 USD ($)	Jan. 01, 2019	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) game_title	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 extension_option	Jan. 01, 2023 USD ($)
Capital commitments [abstract]
Number of game titles licensed under agreement | game_title				50
Royalty agreement, percentage of revenue for proprietary assets		7.50%					10.00%
Royalty agreement, percentage of revenue for third-party game asset types							15.00%
Royalty agreement, term							10 years
Royalty agreement, number of extension options | extension_option							2
Royalty agreement, extension term							5 years
Royalty expense				$ 4,500	$ 5,300
Payments for legal settlement fund	$ 145,250
Loss contingency								$ 95,250
Payments for settlements of legal contingencies			$ 95,250			$ 50,000
Indemnification agreement, maximum limit of losses for every 12-month period				$ 5,000